Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 119,561,152	$ 136,859,336
Restricted cash	80,256	79,442
Short-term investments	49,035,610	20,714,145
Accounts receivable, net of allowance for doubtful accounts of nil at December 31, 2011 and 2012, respectively	10,055,724	6,233,227
Amounts due from related parties	4,492,523	1,734,405
Deferred tax assets	2,837,892	2,898,399
Other current assets	3,624,590	2,192,988
Total current assets	189,687,747	170,711,942
Long-term investments	3,106,692	1,892,308
Investment in affiliates	6,055,343	2,434,689
Property and equipment, net	4,387,953	4,436,936
Other non-current assets	1,025,917	928,496
Non-current deferred tax assets	1,105,816	537,988
Total assets	205,369,468	180,942,359
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of 171,725 and 793,300 as of December 31, 2011 and 2012, respectively)	11,926,784	9,477,432
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of (19,597) and 521,197 as of December 31, 2011 and 2012, respectively)	2,446,040	1,932,895
Uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of 322,378 and nil as of December 31, 2011 and 2012, respectively)		322,378
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of 141,082 and 1,252,490 as of December 31, 2011 and 2012, respectively)	11,951,894	5,062,950
Total current liabilities	26,324,718	16,795,655
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of 1,004,714 and 1,015,003 as of December 31, 2011 and 2012, respectively)	1,451,897	1,272,219
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of nil and 28,197 as of December 31, 2011 and 2012, respectively)	2,087,028	1,854,762
Total liabilities	29,863,643	19,922,636
Shareholders' equity:
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	14,140	13,981
Treasury stock (845,139 ordinary shares as of December 31, 2012)	(8,520,763)
Additional paid-in capital	123,310,962	118,905,004
Retained earnings	53,357,034	38,387,488
Accumulated other comprehensive income	5,049,978	3,713,250
Total Noah Holdings Ltd shareholders' equity	173,211,351	161,019,723
Non-controlling interests	2,294,474
Total Shareholders' Equity	175,505,825	161,019,723
Total Liabilities and Equity	$ 205,369,468	$ 180,942,359